Share capital, warrants and other capital (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Summary of Fair Value of Warrants Assumptions Explanatory

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of these Placement agent warrants:

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(i)	(ii)	(iii)	(iv)
February 2021 Placement agent warrants – public offering	57,427	37.00	45.31	0.58734%	119.18%	4.99	0.00%
February 2021 Placement agent warrants – Underwriter Option	8,614	37.00	45.31	0.58544%	119.57%	4.98	0.00%

(i)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(ii)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants.
(iii)	Based upon time to expiry from the issuance date.
(iv)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

Summary of Warrants Exercise Transactions Explanatory

During the six-month period ended June 30, 2021, warrants were exercised as follows::

	Warrants exercised (number of underlying common shares)	Exercise Price	Aggregate proceeds to the Company
September 2019 Investor warrants	80,000	$41.25	$3,300
February 2020 Investor warrants	69,565	30.00	2,087
July 2020 Investor warrants	841,822	11.25	9,471
July 2020 Placement Agent warrants	74,667	14.0625	1,050
August 2020 Investor warrants	303,595	11.75	3,567
August 2020 Placement Agent warrants	34,798	17.6015625	612
	1,404,447		$20,087

Summary of Number and Weighted Average Exercise Prices of Share Options Explanatory

	Six months ended June 30, 2022
	Stock options	Weighted average exercise price	DSUs
	(Number)	($)	(Number)
Balance – January 1, 2022	43,455	22.00	16,920
Granted	2,000	9.00	—
Expired	—	—	—
Exercised	—	—	—
Balance – June 30, 2022	45,455	21.25	16,920

	Year ended December 31, 2021
	Stock options	Weighted average exercise price	DSUs
	(Number)	($)	(Number)
Balance – January 1, 2021	20,256	36.00	6,920
Granted	23,200	10.50	11,200
Expired	(1)	14,756.25	—
Exercised	—	—	(1,200)
Balance – December 31, 2021	43,455	22.00	16,920

Summary of Assumptions to Determine Share-based Compensation Costs

The table below shows the assumptions, or weighted average parameters, applied to the Black-Scholes option pricing model in order to determine share-based compensation costs over the life of the awards.

		Six Months Ended	Year Ended
		June 30,	December 31
		2022	2021
Expected dividend yield	(a)	0.00%	0.00%
Expected volatility	(b)	115.80%	115.80%
Risk-free annual interest rate	(c)	1.23%	1.23%
Expected life (years)	(d)	5.71	5.71
Weighted average share price		$0.42	$0.42
Weighted average exercise price		$0.42	$0.42
Weighted average grant date fair value		$0.35	$0.35

(a)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

(b)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.

(c)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.

(d)	Based upon historical data related to the exercise of stock options, on post-vesting employment terminations and on future expectations related to exercise behavior.